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UPHOLDINGS Compound Kings ETF
UPHOLDINGS® Compound Kings ETF Fund Summary
Investment Objective
The UPHOLDINGS® Compound Kings ETF (the “Fund”) seeks to provide long-term capital growth. Income is a secondary objective.
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UPHOLDINGS Compound Kings ETF UPHOLDINGS Compound Kings ETF
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.37%	[1]
Total Annual Fund Operating Expenses	0.97%
[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
UPHOLDINGS Compound Kings ETF | UPHOLDINGS Compound Kings ETF | USD ($)	99	309	536	1,190

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the example, affect the Fund’s performance. For the fiscal period from December 30, 2020 through September 30, 2021, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing in securities that the Fund’s Adviser and Sub-Adviser (Upholdings) believe offer the most attractive risk and return potential. Upholdings selects investments for the Fund’s portfolio based on its own proprietary research.

The Fund’s Investment Strategy

The Fund generally invests in securities that Upholdings believes have the potential to compound at a higher rate than the S&P 500 Index over multi-year periods. In most cases, Upholdings identifies companies that have been reinvesting their own cash flow at above average rates of return. If, based on Upholding’s analysis, the shares of a particular company are trading at a fair level compared to Upholding’s estimate of the company’s intrinsic value, Upholdings will generally recommend that the Fund purchase that company’s shares. To calculate intrinsic value, Upholdings constructs long-term financial models to estimate cashflow generation and the resulting shareholder value. To do so, Upholdings uses an array of publicly available data - earnings call transcripts, publicly disclosed financials, and industry consultants. Upholdings then estimates intrinsic value by discounting the estimated future value into a current valuation.

The Fund will be considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund generally anticipates holding approximately thirty (30) securities.

The Fund may sell securities for a variety of reasons, such as to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Additionally, the Fund may, from time to time, deviate from the foregoing investment process if Upholdings believes a particular security has the potential to increase in value based on unique circumstances.

The Fund currently plans to invest at least 60% of its total net assets in equity securities of companies of medium and large market capitalizations located in both the United States and China, primarily via Hong Kong listed securities. However, due to recent actions by the Chinese government, the Fund anticipates that its holdings of companies organized in China and Hong Kong may become reduced over time. As a result, the foregoing percentage target may be correspondingly reduced over time. The Fund will also invest in other international markets, including emerging markets.

In addition to securities of operating companies, Upholdings may recommend that the Fund invest in real estate investment trusts (REITs), business development companies (BDCs), convertible securities, preferred stocks, and exchange-traded funds (ETFs). When doing so, Upholdings follows the same research process: determine how much cash the entities can generate and whether there are opportunities for management to continue to reinvest at above average rates of return. The Fund may also hold U.S. government securities, bonds, cash, and cash equivalents for defensive purposes and during periods when Upholdings is unable to identify securities that meet its investment criteria. Absent unusual market conditions, the Fund does not intend to maintain large cash balances for prolonged periods.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Adviser’s or Upholding’s success or failure in implementing the Fund’s investment strategy.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart and table reflect changes in the Fund’s performance from year to year over the periods indicated and show how the Fund’s average annual total returns for the periods indicated compare to those of a relevant market index. Updated performance information is also available by calling 215-882-9983 or visiting the Fund’s website at www.compoundkingsetf.com.

The Fund is the accounting successor to a private fund, namely, the Flagship Fund, a series of Upholdings Funds LLC (the “Predecessor Fund”), which was managed in a manner substantially similar to the Fund. It was managed by Robert Cantwell since its inception, Founder of Upholdings Group, LLC (“Upholdings”), a portfolio manager to the Fund.

Performance shown in the bar chart and table for periods prior to December 30, 2020 is that of the Predecessor Fund and is not the performance of the Fund. The return information for the Predecessor Fund was calculated using the methodology the SEC requires of registered investment companies. However, since the Predecessor Fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the Predecessor Fund’s nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.

Prior to the commencement of the Fund’s operations on December 30, 2020, the Fund operated as the Predecessor Fund, a private fund that had the same fee schedule as the Fund since the Predecessor Fund’s inception on March 1, 2019. The Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s objectives, policies, guidelines, and restrictions are, in all material respects, equivalent to those of the Predecessor Fund, which was created for reasons unrelated to the establishment of a performance record. As part of the Predecessor Fund’s reorganization into the Fund, the Fund assumed the NAV and performance history of the Predecessor Fund. The Predecessor Fund was the sole account managed by Upholdings.

The primary drivers of the Predecessor Fund’s outperformance of the S&P 500 Index, its benchmark index, included a lack of exposure to energy and banking industries in the S&P 500 (which have recently suffered), successful tactical adjustments to the portfolio to seek to avoid losses, and the performance of four specific securities. The then-recent growth rate in the stock market helped to produce short-term returns that are not typical, and have not continued at the same level, and appear unlikely to continue at the same level. In addition, there are no assurances that the drivers of historical Predecessor Fund outperformance will be drivers of outperformance in the future.

Calendar Year Total Return as of December 31, 2021

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 42.24% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -13.77% (quarter ended March 31, 2020).

Average Annual Total Returns (for periods ended December 31, 2021)
Average Annual Total Returns - UPHOLDINGS Compound Kings ETF	1 Year		Since Inception		Inception Date
UPHOLDINGS Compound Kings ETF	9.30%		35.20%		Mar. 01, 2019
UPHOLDINGS Compound Kings ETF | After Taxes on Distributions	9.26%		35.18%		Mar. 01, 2019
UPHOLDINGS Compound Kings ETF | After Taxes on Distributions and Sales	5.53%		28.37%		Mar. 01, 2019
S&P 500 Index	28.71%	[1]	22.67%	[1]	Mar. 01, 2019
[1]	Index assumes withholding of taxes on dividends.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark it the S&P 500 Index is a market-capitalization weighted index of the 500 largest U.S. publicly traded companies. Index returns reflect the reinvestment of income dividends and capital gains, if any. Unlike the Predecessor Fund (and the Fund), an index does not incur fees or expenses. An index is unmanaged and it is not possible to invest directly in an index.